Related Party Transactions (Details) - USD ($)	Dec. 05, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Purchased ordinary shares (in Shares)	2,814,895	65,000,000
Reverse stock split (in Shares)	281,490
Accounts receivables	$ 15,663,648
Property and equipment	12,287,359
Intangible assets		$ 2,931,661	$ 5,869,512	$ 56,342
Other receivable		$ 432,696	$ 107,228
Koh Sih-Ping [Member]
Related Party Transactions [Line Items]
Intangible assets	$ 1,629,133
Other receivable				$ 521,852